Annual Total Returns - Class I	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Morningstar Conservative ETF Asset Allocation Portfolio
Prospectus [Line Items]
Annual Return [Percent]	9.11%	5.52%	8.19%	(11.61%)	2.51%	6.80%	9.75%	(2.09%)	6.45%	4.88%
Morningstar Income and Growth ETF Asset Allocation Portfolio
Prospectus [Line Items]
Annual Return [Percent]	11.94%	8.20%	10.99%	(12.31%)	6.66%	8.73%	13.19%	(3.99%)	10.12%	6.73%
Morningstar Balanced ETF Asset Allocation Portfolio
Prospectus [Line Items]
Annual Return [Percent]	15.07%	10.50%	13.11%	(12.60%)	11.00%	9.41%	16.57%	(6.02%)	13.65%	8.69%
Morningstar Growth ETF Asset Allocation Portfolio
Prospectus [Line Items]
Annual Return [Percent]	18.15%	12.88%	15.61%	(12.96%)	15.09%	10.26%	20.14%	(7.85%)	17.68%	9.88%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Prospectus [Line Items]
Annual Return [Percent]	20.33%	14.85%	17.10%	(12.92%)	18.60%	10.34%	22.44%	(9.17%)	20.17%	11.45%
ALPS/Alerian Energy Infrastructure Portfolio
Prospectus [Line Items]
Annual Return [Percent]	5.09%	41.03%	14.25%	17.84%	38.25%	(24.85%)	20.74%	(18.58%)	(0.49%)	41.39%
ALPS Global Opportunity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	1.55%	18.28%	29.22%	(28.68%)	24.48%	9.57%	40.34%	(12.22%)	25.49%	8.20%